Label	Element	Value
Innovator Buffer Step-Up Strategy ETF® | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.90%
Innovator Buffer Step-Up Strategy ETF® | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Innovator Buffer Step-Up Strategy ETF® | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $841.84 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator Buffer Step-Up Strategy ETF® | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $654.02 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.60%)